Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Joint Ventures Explanatory [Abstract]
Disclosure of detailed information about investments in joint ventures [Text Block]

9.3	Investment in joint ventures accounted for under the equity method of accounting

			Country of	Share of interest in	Dividends received
Joint venture	Description of the nature of the relationship	Domicile	incorporation	ownership	12/31/2018	12/31/2017
					ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co. Ltda.	Production and distribution of soluble fertilizers,	Huangjing Road, Dawan Town, Qingbaijiang District, Chengdu Municipality, Sichuan Province	China	50%	-	-
Coromandel SQM India	Production and distribution of potassium nitrate,	1-2-10 Sardar Patel Road, Secunderabad – 500003 Andhra Pradesh	India	50%	-	-
SQM Vitas Fzco.	Production and commercialization of specialty plant and animal nutrition and industrial hygiene,	Jebel ALI Free Zone P.O. Box 18222, Dubai	United Arab Emirates	50%	-	-
SQM Star Qingdao Corp Nutrition, Co. Ltd.	Production and distribution of nutrient plant solutions with specialties NPK soluble	Longquan Town, Jimo City, Qingdao Municipality, Shangdong Province	China	50%	-	-
SQM Vitas Holland B.V. (1)	Without information	Herikerbergweg 238, 1101 CM Amsterdam Zuidoost	Holland	50%	-	-
Pavoni & C. Spa	Production of specialized fertilizers and other products for distribution in Italy and other countries	Corso Italia 172, 95129 Catania (CT), Sicily	Italy	50%	-	-
Covalent Lithium Pty Ltd.	development and operation of the Mt Holland Lithium project, which will include the construction of a lithium extraction and refining mine	L18, 109 St. Georges Tce Perth WA 6000 PO Box Z5200 St Georges Tce Perth WA 6831	Australia	50%	-	-
Minera Exar S.A.	Exploration and exploitation of minerals, processing and trading of such minerals	Dr. Sabín 1082 Ciudad de Nieva – San Salvador de Jujuy- Jujuy- República Argentina	Argentina	50%	-	-

(1)	During May 2016, SQM Vitas Holland B.V. sold its interest in SQM Vitas Spain, to SQM Iberian S.A. resulting in the latter obtaining 100% in this transaction generating a loss of ThUS$104.

The companies described in the following table are related to the following joint ventures:

(1)	SQM Vitas Fzco.
(2)	Pavoni & C Spa.
(3)	SQM Vitas Holland B.V.

		Domicile	Country of incorporation	Share of interest in ownership	Dividends received
SQM Vitas Brazil Agroindustria (1)	Production and commercialization of specialty plant and animal nutrition and industrial hygiene,	Via Cndeias, Km, 01 Sem Numero, Lote 4, Bairro Cia Norte, Candeias, Bahia,	Brazil	49.99%	-	-
SQM Vitas Peru S.A.C (1),	Production and commercialization of specialty plant and animal nutrition and industrial hygiene	Av, Juan de Arona 187, Torre B, Oficina 301-II, San Isidro, Lima	Peru	50%	-	-
Arpa Speciali S.R.L. (2)	Production of specialty fertilizers and other products for distribution in Italy and other countries.	Mantova (MN) via Cremona 27 Int. 25	Italy	50.48%	-	-
SQM Vitas Plantacote B.V. (3)	Production and commercialization of controlled-released fertilizers	Herikerbergweg 238, 1101 CM Amsterdam Zuidoost	Holland	50%	-	-

Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture [text block]
Joint Venture	Final reporting period date	Accounting method

Coromandel SQM India	December 31, 2018	Equity method
SQM Vitas Fzco.	December 31, 2018	Equity method
SQM Star Qingdao Corp Nutrition Co., Ltd.	December 31, 2018	Equity method
SQM Vitas Brazil Agroindustria	December 31, 2018	Equity method
SQM Vitas Perú S.A.C.	December 31, 2018	Equity method
SQM Vitas Holland B.V.	December 31, 2018	Equity method
Pavoni & C. Spa.	December 31, 2018	Equity method
Arpa Speciali S.R.L.	December 31, 2018	Equity method
Covalent Lithium Pty Ltd.	December 31, 2018	Equity method

Joint Venture	Equity-accounted investees			Share in profit (loss) of associates and joint ventures accounted for using the equity method
	12/31/2018	12/31/2017	12/31/2016	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Sichuan SQM Migao Chemical Fertilizers Co. Ltd. (1)	1,992	11,444	12,150	(650)	(535)	(1,372)
Coromandel SQM India	1,729	1,633	1,499	174	165	435
SQM Vitas Fzco.	20,202	19,478	17,956	1,781	1,502	3,458
SQM Star Qingdao Corp. Nutrition Co. Ltd.	3,168	2,980	2,618	188	361	163
SQM Vitas Holland	1,345	1,429	1,269	(14)	(18)	171
Minera Exar S.A. (1)	-	33,065	25,000	(206)	(27)	-
Pavoni & C., Spa	7,084	-	-	(39)	-	-
Covalent Lithium Pty Ltd.	53	-	-	36	-	-
Total	35,573	70,029	60,492	1,270	1,448	2,855

Joint Venture	Share on other comprehensive income of associates and joint ventures accounted for using the equity method, net of tax			Share on total other comprehensive income of associates and joint ventures accounted for using the equity method
	12/31/2018	12/31/2017	12/31/2016	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Sichuan SQM Migao Chemical Fertilizers Co. Ltd. (1)	-	-	-	(650)	(535)	(1,372)
Coromandel SQM India	-	-	-	174	165	435
SQM Vitas Fzco.	-	(5)	449	1,781	1,497	3,907
SQM Star Qingdao Corp. Nutrition Co. Ltd.	1	-	-	189	361	163
SQM Vitas Holland	-	-	-	(14)	(18)	171
Minera Exar S.A. (1)	(1)	-	-	(206)	(27)	-
Pavoni & C., Spa	-	-	-	(40)	-	-
Covalent Lithium Pty Ltd.	-	-	-	53	-	-
Total	-	(5)	449	1,287	1,443	3,304

(1)
As of December 31, 2018, the table below does not present investments in joint ventures transferred to the item non-current assets or groups of assets classified as held for sale. For more information, see Note 31.

Joint Venture	Equity-accounted investees			Share in profit (loss) of associates and joint ventures accounted for using the equity method
	12/31/2018	12/31/2017	12/31/2016	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

SQM Vitas Brazil Agroindustria (1)	12,405	11,003	9,343	2,879	1,753	4,570
SQM Vitas Peru S.A.C (1)	5,188	5,961	5,964	(550)	(216)	815
SQM Vitas Plantacote B.V. (2)	-	669	588	-	(1)	187
Arpa Speciali S.R.L. (3)	122	-	-	(88)	-	-
Total	17,715	17,633	15,895	2,241	1,536	5,572

Joint Venture	Share in other comprehensive income of associates and joint ventures accounted for using the equity method, net of tax			Share in total other comprehensive income of associates and joint ventures accounted for using the equity method
	12/31/2018	12/31/2017	12/31/2016	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

SQM Vitas Brazil Agroindustria (1)	(661)	(51)	2,845	779	826	5,130
SQM Vitas Peru S.A.C (1)	-	-	-	(275)	(108)	408
SQM Vitas Plantacote B.V. (2)	-	-	-	-	(1)	(80)
Arpa Speciali S.R.L. (3)	-	-	-	-	-	-
Total	(661)	(51)	2,845	504	717	5,458

Disclosure of assets,liabilities,revenue and expenses from joint venure explanatory [Text Block]
9.4	Assets, liabilities, revenue and expenses from joint ventures:

	12/31/2018
Joint Venture	Assets		Liabilities			Gain (loss) from	Other
	Current	Non-current	Current	Non-current	Revenue	continuing operations	comprehensive income	Comprehensive income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co. Ltd.	28,699	6,098	13,281	-	12	(1,372)	-	(1,372)
Coromandel SQM India	5,656	852	3,050	-	11,605	348	-	348
SQM Vitas Fzco.	25,489	17,592	2,678	-	16,583	3,561	1	3,562
SQM Star Qingdao Corp. Nutrition Co. Ltd.	7,754	114	1,533	-	13,004	377	-	377
SQM Vitas Brazil Agroindustria	36,648	7,566	31,808	-	82,625	2,879	(1,322)	1,557
SQM Vitas Peru S.A.C	22,365	7,785	18,996	5,966	28,619	(550)	-	(550)
SQM Vitas Holland B.V.	2,692	-	1	-	-	(28)	-	(28)
SQM Vitas Plantacote B.V.	-	-	-	-	-	-	-	-
Pavoni & C. Spa	10,062	6,490	8,098	698	15,461	(79)	-	(79)
Arpa Speciali S.R.L.	-	-	-	-	-	-	-	-
Covalent Lithium Pty Ltd.	239	100	233	-	-	106	-	106
Total	139,604	46,597	79,678	6,664	167,909	5,242	(1,321)	3,921

	12/31/2017
Joint Venture	Assets		Liabilities			Gain (loss) from	Other
	Current	Non-current	Current	Non-current	Revenue	continuing operations	comprehensive income	Comprehensive income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Sichuan SQM Migao Chemical Fertilizers Co. Ltda.	31,461	6,656	15,228	-	13,326	(1,070)	-	(1,070)
Coromandel SQM India	6,659	862	4,205	53	10,381	332	-	332
SQM Vitas Fzco.	23,699	17,479	2,221	-	15,518	3,003	(9)	2,994
SQM Star Qingdao Corp. Nutrition Co. Ltd.	6,941	171	1,152	-	12,631	721	-	721
SQM Vitas Brazil Agroindustria	30,303	8,453	27,752	-	60,131	1,753	(101)	1,652
SQM Vitas Peru S.A.C	20,933	8,534	17,380	6,126	35,299	(216)	-	(216)
SQM Vitas Holland B.V.	2,190	669	-	-	-	(36)	-	(36)
SQM Vitas Plantacote B.V.	679	-	10	-	-	(1)	-	(1)
Minera Exar S.A.	19,277	73,114	38,670	-	-	(53)	-	(53)
Total	142,142	115,938	106,618	6,179	147,286	4,433	(110)	4,323

	12/31/2016
Joint Venture	Assets		Liabilities			Gain (loss) from	Other
	Current	Non-current	Current	Non-current	Revenue	continuing operations	comprehensive income	Comprehensive income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Sichuan SQM Migao Chemical Fertilizers Co. Ltda.	43,639	7,399	26,738	-	16,051	(2,744)	-	(2,744)
Coromandel SQM India	4,485	847	2,334	-	8,034	870	-	870
SQM Vitas Fzco.	20,896	16,395	1,380	-	16,210	6,916	897	7,813
SQM Star Qingdao Corp. Nutrition Co. Ltd.	5,733	203	697	-	7,553	325	-	325
SQM Vitas Brazil Agroindustria	21,511	8,917	21,085	-	63,055	4,570	5,690	10,260
SQM Vitas Peru S.A.C	23,598	8,931	20,333	6,231	36,926	815	-	815
SQM Vitas Holland B.V.	1,961	588	11	-	-	342	-	342
SQM Vitas Plantacote B.V.	619	-	31	-	-	(159)	-	(159)
Total	122,442	43,280	72,609	6,231	147,829	10,935	6,587	17,522

Disclosure of detailed information about other joint venture information explanatory [Text Block]
9.5	Other Joint Venture disclosures:

	Cash and cash equivalents		Other current financial liabilities		Other non-current financial liabilities
	12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2018	12/31/2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Sichuan SQM Migao Chemical Fertilizers Co. Ltd.	106	6,198	-	-	-	-
Coromandel SQM India	308	1,118	-	-	-	-
SQM Vitas Fzco.	19,312	15,307	-	-	-	-
SQM Star Qingdao Corp. Nutrition Co. Ltd.	4,543	3,675	-	-	-	-
SQM Vitas Brazil Agroindustria	1,869	5,139	13,380	7,342	-	-
SQM Vitas Peru S.A.C.	371	687	3,819	2,215	801	1,372
SQM Vitas Holland B.V.	2,692	2,190	-	-	-	-
SQM Vitas Plantacote B.V.	-	679	-	-	-	-
Minera Exar S.A.	-	9,189	-	-	-	-
Pavoni &C., Spa	407	-	5,464	-	-	-
Arpa Speciali S.R.L.	-	-	-	-	-	-
Covalent Lithium Pty Ltd.	156	-	-	-	-	-
Total	29,764	44,182	22,663	9,557	801	1,372

	Depreciation and amortization expense			Interest expense			Income tax expense, continuing operations
	12/31/2018	12/31/2017	12/31/2016	12/31/2018	12/31/2017	12/31/2016	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Sichuan SQM Migao Chemical Fertilizers Co. Ltd.	(948)	(696)	(691)	(1)	(25)	(433)	97	303	200
Coromandel SQM India	445	-	-	(9)	(16)	(49)	(38)	(485)	(44)
SQM Vitas Fzco.	(509)	(553)	(717)	(8)	(19)	(16)	-	-	-
SQM Star Qingdao Corp. Nutrition Co. Ltd.	(67)	(68)	(64)	-	-	(1)	(187)	(174)	(195)
SQM Vitas Brazil Agroindustria	(408)	(453)	(438)	(886)	(1,253)	(2,127)	(117)	(283)	(337)
SQM Vitas Peru S.A.C.	(347)	(375)	(82)	(425)	(432)	(323)	(230)	(214)	(362)
SQM Vitas Holland B.V.	-	-	-	-	-	-	-	-	-
SQM Vitas Plantacote B.V.	-	-	-	-	(1)	(1)	-	-	-
Minera Exar S.A.	-	(523)	-	-	(32)	-	-	(620)	-
Pavoni & C., Spa	(542)	-	-	(335)	-	-	-	-	-
Arpa Speciali S.R.L.	-	-	-	-	-	-	-	-	-
Covalent Lithium Pty Ltd.	(16)	-	-	(5)	-	-	(46)	-	-
Total	(2,392)	(2,668)	(1,992)	(1,669)	(1,778)	(2,950)	(521)	(1,473)	(738)